Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Summary of Stock Option Activity

The following table summarizes the Company’s total option activity for the nine months ended September 30, 2015:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years
As of September 30, 2015:
Options outstanding as of January 1, 2015	703,034	$178.80	8.8
Granted	117,500	$153.60	9.9
Exercised	—	—	—
Forfeited	28,000	$309.60	—

Options outstanding as of September 30, 2015	792,534	$170.40	8.3

The following table summarizes the Company’s total option activity for the years ended December 31, 2014 and 2013:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Intrinsic Value
As of December 31, 2013:
Options outstanding as of January 1, 2013	110,750	$1,920	7.2
Granted	5,000	$12.00	9.8
Exercised	—	—	—
Forfeited/expired	—	—	—

Options outstanding as of December 31, 2013	115,750	$1,800	6.3	$—

As of December 31, 2014:
Options outstanding as of January 1, 2014	115,750	$1,800	6.3
Granted	619,784	$171.60	9.4
Exercised	—	—	—
Forfeited/expired	(32,500)	$535.20	5.7

Options outstanding as of December 31, 2014	703,034	$178.80	8.8	$—

Summary of Change in the Value of the Warrant Derivative Liability

The following are the assumptions used in the Black-Scholes method for calculating the fair value of the warrants and option that are considered derivative liabilities at September 30, 2015:

Fair Market Value	$6.00 - $433.20
Exercise Price	$12.00 - $660.00
Risk Free Rate	0.02% - 1.56%
Dividend Yield	0.00%
Expected Volatility	135.00% - 203.98%
Contractual Term	0.02 - 5.84 years

The following table summarizes the change in the value of the warrant derivative liability during the year ended December 31, 2014:

Balance at December 31, 2013	$—
Issuance of warrants	2,487,726
Exercise of warrants	(885,258)
Change in fair value of warrant liability	8,396,169

Balance at December 31, 2014	$9,998,636

Schedule Of Warrants Outstanding and Exercisable

The following table outlines the warrants outstanding and exercisable as of September 30, 2015:

Warrants	Per Share Exercise Price	Outstanding	Exercisable	Expiration
Class A	$132.00	1,532,598	1,532,598	April 2021 - July 2021
Class B	$12.00	1,310,956	1,310,956	April 2012 - July 2021
Series A	$132.00	248,418	248,418	October 2015
Series B	$525.00	1,074,082	1,074,082	March 2021 - July 2021
Series C	$153.00	12,812,556	12,812,556	February 2020
Common	$120.00 - $1,920	463,356	463,356	April 2016 - July 2021

Total Warrants		17,441,966	17,441,966

Common Stock Warrants Activity

The following table summarizes the common stock warrant activity during the nine months ended September 30, 2015:

	Common Stock Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remainder Contractual Term in Years
As of September 30, 2015:
Warrants Outstanding as of January 1, 2015	5,447,940	$250.20	4.9
Granted	22,891,082	$170.40	4.5
Exercised	(10,897,056)	$145.80	—
Expired	—	—	—

Warrants outstanding as of September 30, 2015	17,441,966	$168.60	4.6

Warrant
Assumptions used in Calculating Fair Value of Warrants and Option Granted

The following summarizes the change in the value of the warrant and option liability during the nine months ended September 30, 2015:

Balance at December 31, 2014	$9,998,636
Issuance of warrants and option	22,765,661
Exercise of warrants	(25,466,985)
Change in fair value of warrant and option liability	22,641,625

Balance at September 30, 2015	$29,938,937

The following is the weighted average of the assumptions used in calculating the fair value of the warrants after they were modified in September 2014 using the Black-Scholes method:

Fair market value	$296.40
Exercise price	$600.00
Risk free rate	0.61%
Dividend yield	0.00%
Expected volatility	37.23%
Remaining contractual term	1.97 years

Common Stock Warrants
Summary of Stock Option Activity

The following table summarizes the common stock warrant activity during the years ended December 31, 2014 and 2013:

	Common Stock Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2013:
Warrants outstanding as of January 1, 2013	174,420	$600.00	3.8
Granted	100,000	$12.00	7.0
Exercised	—	—	—
Expired	—	—	—

Warrants outstanding as of December 31, 2013	274,420	$480.00	4.2

As of December 31, 2014:
Warrants outstanding as of January 1, 2014	274,420	$480.00	4.2
Granted	5,331,520	$234.60	5.5
Exercised	(158,000)	$12.00	6.6
Expired	—	—	—

Warrants outstanding as of December 31, 2014	5,447,940	$250.2	4.9

Preferred A Stock Warrants
Summary of Stock Option Activity

The following table summarizes the Preferred A stock warrant activity during the years ended December 31, 2014 and 2013:

	Preferred Stock A Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2013:
Warrants outstanding as of January 1, 2013	2,231,727	$0.16	4.1
Granted	—	—	—
Converted	—	—	—
Expired	—	—	—

Warrants outstanding as of December 31, 2013	2,231,727	$0.16	3.1

As of December 31, 2014:
Warrants outstanding as of January 1, 2014	2,231,727	$0.16	3.1
Granted	—	—	—
Converted	(2,231,727)	0.16	2.3
Expired	—	—	—

Warrants outstanding as of December 31, 2014	—	$—	—

Preferred D Stock Warrants
Summary of Stock Option Activity

The following table summarizes the preferred D stock warrant activity during the year ended December 31, 2014:

	Preferred Stock D Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2014:
Warrants outstanding as of January 1, 2014	—	—	—
Granted	7,200,000	$0.025	6.8
Converted	(7,200,000)	$0.025	6.7
Expired	—	—	—

Warrants outstanding as of December 31, 2014	—	$—	—

Common Class A And B
Assumptions used in Calculating Fair Value of Warrants and Option Granted

The following is the weighted average of the assumptions as of December 31, 2014 used in the Black-Scholes method for calculating the fair value of the warrants that contain the conversion price adjustment provision:

Fair market value	$147.60
Exercise price	$76.20
Risk free rate	1.83%
Dividend yield	0.00%
Expected volatility	107.49%
Probability of price reset	100.00%
Remaining contractual term	5.00 years